LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 237,728,544	$ 254,444,099
Percentage of revaluation of Colombian peso against US Dollar	20.54%
Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 253,951,647	269,923,739
Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(16,223,103)	(15,479,640)	$ (15,864,482)	$ (16,616,043)
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	134,687,396	143,537,853
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(6,290,266)	(7,270,305)	(7,813,023)	(7,673,720)
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	54,591,769	59,588,721
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(7,717,038)	(6,047,135)	(5,305,267)	(5,753,430)
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	36,250,408	37,371,373
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(1,023,206)	(1,024,091)	(1,061,058)	(992,515)
Financial Leases | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	27,277,057	28,097,716
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(1,024,575)	(1,013,074)	(1,521,067)	(1,996,033)
Small Business Loans | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	1,145,017	1,328,076
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ (168,018)	$ (125,035)	$ (164,067)	$ (200,345)